Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended															12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013 Reporting_Unit		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Payments to retire debt																	$ 829.5
Provision for income taxes	3.1							0.9								(112.3)	(5.5)	(11.0)
Net non-current deferred tax asset balance, adjustment	94.7	97.4								41.0						97.4	41.0
Effect of error correction, net income	1.6	118.2	[1]	3.0	[2]	0.5	[3]	5.6	[4]	(9.9)	[5]	16.4	15.6	[6]	25.0	127.3	47.1	(8.1)
Reporting unit tested for goodwill						1
Impairment charges in the second quarter						6.8
Goodwill	91.6	91.6				0				96.6						91.6	96.6
Error Correction
Goodwill [Line Items]
Changes in purchase price allocation																2.0
Payments to retire debt																4.4
Provision for income taxes																(1.4)
Effect of error correction, decrease in goodwill																(3)
Net non-current deferred tax asset balance, adjustment		5.0														5.0
Effect of error correction, increase in goodwill																5
Effect of error correction, net income																(3.0)
Acofran [Member]
Goodwill [Line Items]
Goodwill related to acquisition																	$ 0.2

[1]	Included in the fourth quarter 2013 results is an impairment charge of $1.2 million related to certain assets held for sale to recognize the assets at their appraised fair value less cost to sell and an income tax benefit of $118.2 million primarily related to a reduction in valuation allowance previously recorded against U.S. deferred tax assets.
[2]	Included in the third quarter 2013 results is an impairment charge of $1.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[3]	Included in the second quarter 2013 results is an impairment charge of $6.8 million to reduce the carrying value of goodwill at a reporting unit to its implied fair value. The second quarter also includes a $2.1 million restructuring charge related to the closure of a facility.
[4]	Included in the first quarter 2013 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[5]	Included in the fourth quarter 2012 results is an impairment charge of $0.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell, $1.1 million restructuring charges primarily for employee-related costs resulting from a facility closure, a $32.8 million loss on the redemption of the Ryerson Notes and Ryerson Holding Notes, and a $1.7 million curtailment gain related to an amendment of a Canadian post-retirement medical and life insurance plan. The fourth quarter of 2012 also included an income tax benefit of $15.2 million related to the release of valuation allowance associated with certain state deferred tax assets.
[6]	Included in the second quarter 2012 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.